Consolidated Investment Portfolioas of January 31, 2025 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 38.6%
Canada 0.4%
Nutrien Ltd. (Cost $921,970)	13,988	722,200
Denmark 0.8%
Novo Nordisk A/S "B" (Cost $2,073,977)	15,336	1,298,107
France 7.3%
AXA SA	104,849	3,971,621
BNP Paribas SA	17,490	1,188,338
Bureau Veritas SA	15,969	499,162
Capgemini SE	4,144	751,245
EssilorLuxottica SA	3,646	1,001,255
LVMH Moet Hennessy Louis Vuitton SE	1,139	824,931
Orange SA	32,153	346,361
Sanofi SA	12,333	1,338,574
Schneider Electric SE	5,693	1,438,743
Veolia Environnement SA	30,995	879,770
(Cost $9,436,377)		12,240,000
Germany 5.7%
Allianz SE (Registered)	9,774	3,183,530
Deutsche Telekom AG (Registered)	69,460	2,335,404
E.ON SE	190,030	2,242,567
Vonovia SE	60,014	1,833,329
(Cost $6,293,401)		9,594,830
Ireland 1.7%
Medtronic PLC (a)	22,022	2,000,038
TE Connectivity PLC (a)	5,835	863,405
(Cost $2,729,968)		2,863,443
Italy 0.5%
Enel SpA (Cost $907,951)	120,204	852,617
Japan 1.5%
Daikin Industries Ltd.	6,800	801,205
Keyence Corp.	2,000	861,530
Takeda Pharmaceutical Co., Ltd.	34,200	923,885
(Cost $3,154,663)		2,586,620
Korea 0.8%
Samsung Electronics Co., Ltd. (Cost $2,026,562)	38,669	1,384,739
Netherlands 2.1%
ASML Holding NV	579	428,477

ING Groep NV	70,304	1,166,391
Koninklijke Ahold Delhaize NV	55,568	1,969,856
(Cost $2,641,250)		3,564,724
Switzerland 1.8%
Novartis AG (Registered)	6,262	655,998
Roche Holding AG (Genusschein)	7,825	2,445,316
(Cost $2,438,704)		3,101,314
Taiwan 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (b) (Cost $385,079)	14,000	455,324
United States 15.7%
Alphabet, Inc. "A"	27,251	5,559,749
Amazon.com, Inc.*	9,469	2,250,592
Eaton Corp. PLC	3,402	1,110,549
Hubbell, Inc.	2,024	856,172
Linde PLC	3,843	1,714,439
Mastercard, Inc. "A"	1,540	855,362
Merck & Co., Inc.	14,801	1,462,635
Meta Platforms, Inc. "A"	2,219	1,529,290
Microsoft Corp.	10,031	4,163,467
PayPal Holdings, Inc.*	14,801	1,311,073
Pfizer, Inc.	65,712	1,742,682
ServiceNow, Inc.*	501	510,208
Uber Technologies, Inc.*	18,820	1,258,117
Union Pacific Corp.	4,567	1,131,657
Visa, Inc. "A"	3,136	1,071,885
(Cost $17,354,402)		26,527,877
Total Common Stocks (Cost $50,364,304)		65,191,795

		Principal Amount ($) (c)	Value ($)

Bonds 41.0%
Netherlands 0.9%
ING Groep NV, 3.95%, 3/29/2027		650,000	639,468
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	800,000	829,920
(Cost $1,420,620)			1,469,388
Turkey 0.4%
Republic of Turkey:
3.25%, 6/14/2025	EUR	200,000	207,385
7.375%, 2/5/2025		500,000	500,000
(Cost $724,333)			707,385
United States 39.7%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	2,921,227
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	167,191
DISH DBS Corp., 7.75%, 7/1/2026		40,000	34,971
General Motors Financial Co., Inc., 2.7%, 8/20/2027		1,000,000	948,036
HP, Inc., 3.0%, 6/17/2027		1,100,000	1,057,290
Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	205,310
6.375%, 5/15/2029		960,000	1,019,042

U.S. Treasury Bonds:
3.625%, 2/15/2044	6,700,000	5,669,352
3.75%, 11/15/2043	8,400,000	7,249,922
4.375%, 5/15/2040	6,800,000	6,526,672
4.5%, 5/15/2038	4,900,000	4,842,770
U.S. Treasury Notes:
2.375%, 5/15/2027	5,460,000	5,242,453
2.375%, 5/15/2029	6,400,000	5,918,750
2.875%, 6/15/2025 (d)	1,900,000	1,889,891
3.5%, 9/15/2025	4,000,000	3,980,375
3.5%, 2/15/2033	6,200,000	5,787,312
3.625%, 5/15/2026	4,200,000	4,168,992
3.75%, 4/15/2026	1,500,000	1,491,563
4.125%, 6/15/2026	6,000,000	5,992,734
VeriSign, Inc., 5.25%, 4/1/2025	300,000	300,030
Verizon Communications, Inc., 2.625%, 8/15/2026	800,000	777,091
Warnermedia Holdings, Inc., 3.755%, 3/15/2027	900,000	871,716
(Cost $68,299,534)		67,062,690
Total Bonds (Cost $70,444,487)		69,239,463

	Shares	Value ($)

Exchange-Traded Funds 12.9%
Invesco S&P 500 Equal Weight ETF	35,250	6,388,710
iShares EUR High Yield Corp. Bond UCITS ETF	12,663	1,243,060
SPDR Gold MiniShares Trust	255,382	14,168,593
Total Exchange-Traded Funds (Cost $16,922,141)		21,800,363

Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 4.41% (e) (Cost $9,488,070)	9,488,070	9,488,070

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $147,219,002)	98.1	165,719,691
Other Assets and Liabilities, Net	1.9	3,253,692
Net Assets	100.0	168,973,383
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (e) (f)
—	0 (g)	—	—	—	1,088	—	—	—
Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 4.41% (e)
13,009,251	10,158,292	13,679,473	—	—	141,590	—	9,488,070	9,488,070
13,009,251	10,158,292	13,679,473	—	—	142,678	—	9,488,070	9,488,070

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	At January 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2025.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At January 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/20/2025	11	1,208,137	1,197,281	(10,854)
2 Year U.S. Treasury Note	USD	3/31/2025	5	1,027,395	1,028,125	730
5 Year U.S. Treasury Note	USD	3/31/2025	45	4,803,861	4,787,578	(16,283)
S&P 500 E-Mini Index	USD	3/21/2025	18	5,539,445	5,460,525	(78,920)
Total net unrealized depreciation						(105,327)
At January 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
DAX Index	EUR	3/21/2025	12	6,379,048	6,789,578	(410,530)

At January 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	27,629,427	USD	28,744,882	2/28/2025	45,661	Brown Brothers Harriman & Co.
USD	909,782	NOK	10,314,677	2/28/2025	1,481	Citigroup, Inc.
USD	2,246,700	JPY	347,806,553	2/28/2025	3,058	Toronto-Dominion Bank
Total unrealized appreciation					50,200

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,689,760	GBP	1,362,691	2/28/2025	(303)	Citigroup, Inc.
USD	958,044	CHF	866,797	2/28/2025	(3,300)	Citigroup, Inc.
Total unrealized depreciation					(3,603)
Currency Abbreviation(s)

CHF	Swiss Franc
EUR	Euro
GBP	British Pound

JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to gold by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold ETFs that do not operate as commodity pools, and fixed income instruments. As of January 31, 2025, the Fund held $1,262,506 in the Subsidiary, representing 0.6% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$722,200	$—	$—	$722,200
Denmark	—	1,298,107	—	1,298,107
France	—	12,240,000	—	12,240,000
Germany	—	9,594,830	—	9,594,830
Ireland	2,863,443	—	—	2,863,443
Italy	—	852,617	—	852,617
Japan	—	2,586,620	—	2,586,620
Korea	—	1,384,739	—	1,384,739
Netherlands	—	3,564,724	—	3,564,724
Switzerland	—	3,101,314	—	3,101,314
Taiwan	—	—	455,324	455,324
United States	26,527,877	—	—	26,527,877
Bonds (a)	—	69,239,463	—	69,239,463
Exchange-Traded Funds	20,557,303	1,243,060	—	21,800,363
Short-Term Investments	9,488,070	—	—	9,488,070
Derivatives (b)
Futures Contracts	730	—	—	730
Forward Foreign Currency Contracts	—	50,200	—	50,200
Total	$60,159,623	$105,155,674	$455,324	$165,770,621

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(516,587)	$—	$—	$(516,587)
Forward Foreign Currency Contracts	—	(3,603)	—	(3,603)
Total	$(516,587)	$(3,603)	$—	$(520,190)
During the period ended January 31, 2025, the amount of transfers between Level 2 and Level 3 was $468,211. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGMF-PH1
R-080548-3 (1/27)